Average Annual Total Returns{- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® 2035 Fund	Fidelity Freedom 2035 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2035 Fund - Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0552 Past 1 year	F0552 Since Inception
Total	17.26%	11.08%	[1]	18.40%	15.07%	[1]	15.59%	11.48%	[1]

[1]	(a)From July 20, 2017